Significant accounting policies (Details) - Schedule of consolidated statement of financial position - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021
Adjusted [Member]
Current assets:
Trade accounts receivable, net	$ 745,593	$ 735,026
Inventories, net	1,286,155	1,284,672
Prepaid expenses	35,596	52,581
Total current assets	3,352,747	2,852,516
Total assets	5,185,229	4,359,706
Current liabilities:
Accrued expenses	159,354
Provisions	118,468	153,978
Income tax payable	97,634
Total current liabilities	2,449,919	2,870,367
Non-current liabilities:
Deferred income tax	38,975	39,852
Total non-current liabilities	1,535,107	607,363
Total liabilities	3,985,026	3,477,730
Stockholder’s equity
Capital stock	321,312	308,035
Retained earnings (deficit)	856,994	(334,769)
Equity attributable to owners of the Group	1,185,548	881,976
Total stockholders’ equity	1,200,203	881,976
Total liabilities and stockholders’ equity	5,185,229	4,359,706
Previously Presented [Member]
Current assets:
Trade accounts receivable, net	778,054	757,806
Inventories, net	1,339,378	1,274,026
Prepaid expenses	69,224	94,501
Total current assets	3,472,059	2,906,570
Total assets	5,304,541	4,413,760
Current liabilities:
Accrued expenses	142,169
Provisions	115,192	151,008
Income tax payable	88,679
Total current liabilities	2,420,503	2,867,397
Non-current liabilities:
Deferred income tax	80,907	56,959
Total non-current liabilities	1,577,039	624,470
Total liabilities	3,997,542	3,491,867
Stockholder’s equity
Capital stock	294,999	281,722
Retained earnings (deficit)	990,103	(268,539)
Equity attributable to owners of the Group	1,292,344	921,893
Total stockholders’ equity	1,306,999	921,893
Total liabilities and stockholders’ equity	5,304,541	4,413,760
Difference [Member]
Current assets:
Trade accounts receivable, net	(32,461)	(22,780)
Inventories, net	(53,223)	10,646
Prepaid expenses	(33,628)	(41,920)
Total current assets	(119,312)	(54,054)
Total assets	(119,312)	(54,054)
Current liabilities:
Accrued expenses	17,185
Provisions	3,276	2,970
Income tax payable	8,955
Total current liabilities	29,416	2,970
Non-current liabilities:
Deferred income tax	(41,932)	(17,107)
Total non-current liabilities	(41,932)	(17,107)
Total liabilities	(12,516)	(14,137)
Stockholder’s equity
Capital stock	26,313	26,313
Retained earnings (deficit)	(133,109)	(66,230)
Equity attributable to owners of the Group	(106,796)	(39,917)
Total stockholders’ equity	(106,796)	(39,917)
Total liabilities and stockholders’ equity	$ (119,312)	$ (54,054)